Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets pre-offsetting [Member] | Other deferred tax assets [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Unused tax losses	€ 3,966	€ 4,747
Unused tax credits	172	23
Deferred tax assets pre-offsetting [Member] | Deductable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	3,634	2,927
Employee benefits, including equity settled share based payments	1,755	1,828
Accrued interest expense	1,477	999
Loans and borrowings, including allowance for loans	846	949
Leases	857	855
Intangible assets	52	80
Fair value OCI (IFRS 9)	496	332
Other assets	525	485
Other provisions	237	88
Other liabilities	6	6
Deferred tax assets pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	14,023	13,319
Deferred tax liabilities pre-offsetting [Member] | Taxable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	4,874	3,970
Employee benefits, including equity settled share based payments	324	291
Loans and borrowings, including allowance for loans	538	617
Leases	762	758
Intangible assets	752	717
Fair value OCI (IFRS 9)	45	43
Other assets	270	272
Other provisions	292	89
Other liabilities	38	40
Deferred tax liabilities pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	€ 7,895	€ 6,797